FCF International Quality ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.7%
Communications - 6.3%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	41,800	$118,236
AfreecaTV Co., Ltd.	1,159	57,412
Auto Trader Group PLC (b)	40,550	306,168
Focus Media Information Technology Co., Ltd. - Class A	240,800	227,701
Hellenic Telecommunications Organization SA	12,998	181,955
KDDI Corp.	9,403	278,352
Koninklijke KPN NV	95,509	320,859
MTN Group, Ltd.	16,551	80,795
MultiChoice Group (a)	52,975	198,427
NetEase, Inc. - ADR (e)	6,347	678,621
REA Group, Ltd.	1,910	174,120
Telstra Corp., Ltd.	126,415	305,528
Universal Music Group NV	15,558	380,270
		3,308,444
Consumer Discretionary - 14.0%
Alibaba Group Holding, Ltd. (a)	14,724	150,622
ANTA Sports Products, Ltd.	27,388	309,221
Bunzl PLC	7,097	252,916
Burberry Group PLC	9,186	188,914
BYD Co., Ltd. - Class H	12,513	379,616
Cie Financiere Richemont SA	2,364	277,812
CTS Eventim AG & Co. KGaA	2,100	126,766
Ferrari NV	1,805	544,460
Geberit AG - Reg Shares	663	307,430
Hennes & Mauritz AB - Class B	34,768	465,029
Hermes International	262	487,800
Industria de Diseno Textil SA	10,403	358,291
InterContinental Hotels Group PLC	6,065	428,296
JD Sports Fashion PLC	133,428	206,773
La Francaise des Jeux SAEM (b)	7,877	253,540
Lottery Corp., Ltd.	38,429	110,430
LVMH Moet Hennessy Louis Vuitton SE	933	665,872
OPAP SA	11,575	195,960
Pandora AS	2,646	299,421
PDD Holdings, Inc. - ADR (a)	9,610	974,646
Topsports International Holdings, Ltd. (b)	140,466	118,113
Vipshop Holdings, Ltd. - ADR (a)(e)	15,194	216,666
		7,318,594
Consumer Staples - 7.0%
B&M European Value Retail SA	39,965	256,867
BGF Retail Co., Ltd.	1,125	115,120
Carlsberg AS - Class B	1,330	158,384
Chongqing Brewery Co., Ltd. - Class A	13,742	147,408
Coca-Cola European Partners PLC	3,659	214,088
Dollarama, Inc.	8,550	583,872
Imperial Brands PLC	16,095	342,543
Jeronimo Martins SGPS SA	19,720	454,456
Loblaw Cos., Ltd.	3,235	264,585
Mitsubishi Corp.	8,923	409,431
Nongfu Spring Co., Ltd. - Class H (b)	41,828	238,131
President Chain Store Corp.	30,223	239,939
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	6,205	209,600
		3,634,424
Energy - 8.6%
Aker BP ASA	6,457	185,601
BP PLC - ADR	21,690	793,420
Canadian Natural Resources, Ltd.	6,737	427,806
Equinor ASA - ADR (e)	20,322	678,145
Imperial Oil, Ltd.	8,436	480,762
LONGi Green Energy Technology Co., Ltd. - Class A	28,600	94,303
Petroleo Brasileiro SA - ADR	46,765	701,475
Shell PLC - ADR	5,529	360,159
Suncor Energy, Inc.	7,842	253,964
TotalEnergies SE - ADR	5,066	337,396
Woodside Energy Group, Ltd.	7,526	163,561
		4,476,592
Financials - 5.7%
Admiral Group PLC	14,016	416,184
Brookfield Asset Management, Ltd. - Class A	6,425	184,167
Gjensidige Forsikring ASA	11,672	174,804
Hargreaves Lansdown PLC	24,361	209,221
HSBC Holdings PLC	53,999	388,745
Partners Group Holding AG	596	626,893
Popular, Inc.	812	52,812
Singapore Exchange, Ltd.	58,710	406,079
Zurich Insurance Group AG	1,075	508,872
		2,967,777
Health Care - 15.3%
Amplifon SpA	12,773	360,043
Astellas Pharma, Inc.	9,859	123,583
BioNTech SE - ADR (a)	1,897	177,445
Genmab AS (a)	582	164,193
GSK PLC - ADR	9,021	322,050
Ipsen SA	2,810	331,519
Jazz Pharmaceuticals PLC (a)	772	98,059
Medibank Pvt, Ltd.	138,803	302,010
Novartis AG	13,879	1,289,870
Novo Nordisk AS	26,420	2,535,721
Ono Pharmaceutical Co., Ltd.	7,558	129,719
Orion Oyj - Class B	6,451	256,241
Roche Holding AG	5,164	1,327,545
Sandoz Group AG (a)	2,775	72,147
Sonic Healthcare, Ltd.	8,505	155,110
Sonova Holding AG	669	157,754
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. - Class A	4,930	168,553
		7,971,562
Industrials - 8.3%
AP Moller - Maersk AS - Class A	117	190,750
BAE Systems PLC	25,577	343,207
Dassault Aviation SA	2,396	475,351
Deutsche Post AG	4,714	183,355
DSV AS	3,727	555,847
Edenred SE	3,292	174,999
Intertek Group PLC	6,590	306,215
Korean Air Lines Co., Ltd.	7,715	117,106
Kuehne + Nagel International AG - Reg Shares	1,946	523,055
Qantas Airways, Ltd. (a)	35,376	110,184
Recruit Holdings Co., Ltd.	12,742	364,249
Safran SA	3,256	506,510
SGS SA - Reg Shares	4,377	355,973
Singapore Airlines, Ltd.	23,352	104,211
		4,311,012
Materials - 10.0%
Aluminum Corp. of China, Ltd. - Class A	267,267	226,432
Aluminum Corp. of China, Ltd. - Class H	470,564	251,962
BHP Group, Ltd.	43,778	1,235,788
China Coal Energy Co., Ltd. -Class A	188,200	221,167
Evraz PLC (a)(f)	49,526	–
Exxaro Resources, Ltd.	22,325	223,951
Fortescue Metals Group, Ltd.	27,786	393,060
Henan Shenhuo Coal & Power Co., Ltd. - Class A	45,900	103,302
Huaibei Mining Holdings Co., Ltd. - Class A	66,212	132,820
Kumba Iron Ore, Ltd.	14,119	374,098
LyondellBasell Industries NV - Class A	2,015	181,833
OCI NV	11,004	256,270
Pilbara Minerals, Ltd.	111,598	259,807
Rio Tinto PLC	3,733	238,434
Rio Tinto, Ltd.	3,610	269,258
Shaanxi Coal Industry Co., Ltd. - Class A	114,717	282,478
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	101,800	120,188
Western Mining Co., Ltd. - Class A	59,300	101,776
Whitehaven Coal, Ltd.	27,703	130,043
Xinyi Glass Holdings, Ltd.	64	73
Yankuang Energy Group Co., Ltd. - Class A	84,750	226,059
		5,228,799
Technology - 19.1%
Accenture PLC - Class A	3,979	1,182,121
ASML Holding NV	1,983	1,186,120
Atlassian Corp. - Class A (a)	2,552	460,993
BE Semiconductor Industries NV	2,050	211,054
CGI, Inc. (a)	2,200	212,393
Check Point Software Technologies, Ltd. (a)	4,271	573,382
Constellation Software, Inc.	458	918,150
eMemory Technology, Inc.	3,334	207,122
Experian PLC	13,527	409,555
Infosys, Ltd. - ADR	32,919	540,530
Logitech International SA	3,814	298,361
Nemetschek SE	1,714	127,676
Nomura Research Institute, Ltd.	8,323	216,566
NXP Semiconductors NV	1,001	172,603
RELX PLC	27,878	971,803
Temenos AG - Reg Shares	2,950	211,249
Thomson Reuters Corp.	2,246	269,034
Trend Micro, Inc.	3,022	112,486
Unimicron Technology Corp.	59,500	262,325
Wiwynn Corp.	8,000	374,904
Wolters Kluwer NV	6,010	770,097
WPG Holdings, Ltd.	53,000	116,997
Xero, Ltd. (a)	2,602	176,100
		9,981,621
Utilities - 2.4%
Centrica PLC	288,324	551,248
Origin Energy, Ltd.	80,065	463,705
Verbund AG	2,423	210,229
		1,225,182
TOTAL COMMON STOCKS (Cost $52,597,321)		50,424,007

PREFERRED STOCK - 0.8%
Utilities - 0.8%
Cia Energetica de Minas Gerais - ADR	189,963	431,216
TOTAL PREFERRED STOCK (Cost $377,632)		431,216

WARRANT - 0.0%
Technology - 0.0%
Constellation Software, Inc. (c)	438	–
TOTAL WARRANT (Cost $0)		–

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.6%
Investment Company - 2.6%
Mount Vernon Liquid Asset Portfolio, LLC, 5.55% (d)	1,334,865	1,334,865
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,334,865)		1,334,865

Total Investments (Cost $54,309,818) - 100.1%		52,190,088
Liabilities in Excess of Other Assets - (0.1)%		(42,386)
TOTAL NET ASSETS - 100.0%		$52,147,702

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  At October 31, 2023, the value of these securities amounted to $915,952 or 1.76% of net assets.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Fund's valuation designee.  Value determined using significant unobservable inputs.  At October 31, 2023, the total value of the fair valued securities was $0 or 0.0% of total net assets.

(d) Rate disclosed is the seven day annualized yield as of October 31, 2023.
(e) All or a portion of this security was out on loan at October 31, 2023. Total loaned securities had a market value of $1,292,836 as of October 31, 2023.
(f) Restricted security. Security valued using significant unobservable inputs (Level 3).

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF International Quality ETF
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

FCF International Quality ETF

	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$4,533,597	$-	$-		$4,533,597
Austria	210,229	-	-		210,229
Brazil	701,475	-	-		701,475
Britain	7,097,251	-	-	*	7,097,251
Canada	3,594,733	-	-	**	3,594,733
China	4,722,975	-	-		4,722,975
Denmark	3,904,316	-	-		3,904,316
Finland	256,241	-	-		256,241
France	3,232,987	-	-		3,232,987
Germany	615,242	-	-		615,242
Greece	377,915	-	-		377,915
Hong Kong	73	-	-		73
India	540,530	-	-		540,530
Ireland	2,566,322	-	-		2,566,322
Israel	573,382	-	-		573,382
Italy	904,503	-	-		904,503
Japan	1,634,386	-	-		1,634,386
Netherlands	3,297,273	-	-		3,297,273
New Zealand	176,100	-	-		176,100
Norway	1,038,550	-	-		1,038,550
Portugal	454,456	-	-		454,456
Puerto Rico	52,812	-	-		52,812
Singapore	510,290	-	-		510,290
South Africa	877,271	-	-		877,271
South Korea	289,638	-	-		289,638
Spain	358,291	-	-		358,291
Sweden	465,029	-	-		465,029
Switzerland	5,956,961	-	-		5,956,961
Taiwan	1,201,287	-	-		1,201,287
United States	279,892	-	-		279,892
Total Common Stocks	50,424,007	-	-		50,424,007
Preferred Stock
Brazil	431,216	-	-		431,216
Total Preferred Stock	431,216	-	-		431,216
Warrant
Canada*	-	-	-		-
Total Warrant	-	-	-		-
Investment Purchased with the Cash Proceeds From Securities Lending	1,334,865	-	-		1,334,865
Total Investments	$52,190,088	$-	$-		$52,190,088

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.

Level 3 Reconciliation Disclosure
	Common Stocks		Warrant		Total
Balance as of July 31, 2023	$51,413		$-		$51,413
Corporate action	-		-	**	-
Change in unrealized appreciation/(depreciation)	(51,413	)*	-		(51,413)
Balance as of October 31, 2023	$-		$-		$-

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at October 31, 2023	$(51,413)

The Level 3 investments as of October 31, 2023 represented 0.0% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

*    Russia's invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world.  There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions.  As a result, the fair value of the
      Russia-related sanctioned security held by the Fund has been reduced to zero.

 ** Security valued at fair value using methods determined in good faith by or at the direction of the Fund's valuation designee.  Value determined using significant unobservable inputs.  At October 31, 2023, the fair value of this security was determined to be $0.